SEGMENT INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and Long-lived Assets by Geography
Revenue:	$ 3,047,681	$ 2,705,801	$ 2,533,048
Long-lived assets (excluding goodwill and intangible assets)	278,251	305,414
United States
Revenue and Long-lived Assets by Geography
Revenue:	2,449,257	2,097,743	1,951,957
Long-lived assets (excluding goodwill and intangible assets)	266,169	297,433
All other countries
Revenue and Long-lived Assets by Geography
Revenue:	598,424	608,058	$ 581,091
Long-lived assets (excluding goodwill and intangible assets)	$ 12,082	$ 7,981